SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 17, 2020
Cash and Cash Equivalents [Abstract]
Cash equivalents	$ 0	$ 0
Offering Costs [Abstract]
Offering costs			$ 12,948,806
Income Taxes [Abstract]
Unrecognized tax benefits	0	0
Accrued interest and penalties	0	0
Numerator: [Abstract]
Interest Income	53,249
Net Income (Loss)	$ (427,187)
Class A Common Stock [Member]
Net Income (Loss) per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	18,100,000
Redeemable Class A Common Stock [Member]
Numerator: [Abstract]
Interest Income		53,249
Less: Company's portion available to pay taxes		(53,249)
Net Earnings		$ 0
Denominator: [Abstract]
Weighted average shares outstanding of common stock (in shares)	23,000,000	23,000,000
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock (in dollars per share)		$ 0
Non-Redeemable Class A and B Common Stock [Member]
Numerator: [Abstract]
Net Income (Loss)		$ (427,187)
Net Earnings		0
Non-Redeemable Net Loss		$ (427,187)
Denominator: [Abstract]
Weighted average shares outstanding of common stock (in shares)		5,750,000
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock (in dollars per share)		$ (0.07)